UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2008 (Unaudited)

	Number
	of Shares	Value

COMMON STOCK 135.6%
DIVERSIFIED 11.7%
Colonial Properties Trust	86,799	$1,622,273
Unibail-Rodamco (France)(b)	15,300	3,095,653
Vornado Realty Trust(c)	409,900	37,280,405
		41,998,331
HEALTH CARE 39.7%
HCP(c)	694,700	27,878,311
Health Care REIT(c)	379,500	20,200,785
Nationwide Health Properties(c)	637,100	22,922,858
Omega Healthcare Investors(c)	479,500	9,426,970
Senior Housing Properties Trust(c)	636,590	15,169,940
Ventas(c)	954,516	47,172,181
		142,771,045
HOTEL 3.6%
DiamondRock Hospitality Co.(c)	366,900	3,338,790
Hospitality Properties Trust(c)	220,900	4,532,868
Host Hotels & Resorts	161,770	2,149,923
Strategic Hotels & Resorts	384,800	2,905,240
		12,926,821
INDUSTRIAL 1.9%
EastGroup Properties(c)	73,300	3,557,982
Segro PLC (United Kingdom)(b)	435,271	3,281,767
		6,839,749
OFFICE 26.7%
BioMed Realty Trust(c)	199,990	5,289,735
Boston Properties(a)	172,211	16,129,282
Brandywine Realty Trust(c)	569,056	9,121,968
Highwoods Properties(c)	393,300	13,985,748
Liberty Property Trust(c)	586,528	22,082,779
Mack-Cali Realty Corp.(c)	664,800	22,516,776
Parkway Properties	86,800	3,286,248

	Number
	of Shares	Value

SL Green Realty Corp.	59,020	$3,824,496
		96,237,032
RESIDENTIAL—APARTMENT 25.8%
American Campus Communities(c)	299,125	10,134,355
Apartment Investment & Management Co.(c)	244,688	8,568,974
AvalonBay Communities(c)	179,400	17,656,548
Camden Property Trust(c)	228,600	10,483,596
Education Realty Trust(c)	367,300	4,069,684
Home Properties(c)	352,590	20,432,590
Mid-America Apartment Communities	140,400	6,899,256
UDR(c)	556,100	14,542,015
		92,787,018
SELF STORAGE 9.7%
Extra Space Storage	435,100	6,683,136
Public Storage—Series A(c)	802,400	20,894,496
Sovran Self Storage(c)	161,000	7,195,090
		34,772,722
SHOPPING CENTER 14.2%
COMMUNITY CENTER 5.2%
Cedar Shopping Centers(c)	172,708	2,283,200
Developers Diversified Realty Corp.(c)	326,074	10,333,285
Inland Real Estate Corp.(c)	220,500	3,459,645
Regency Centers Corp.(c)	39,823	2,655,796
		18,731,926
REGIONAL MALL 9.0%
General Growth Properties(c)	306,740	4,631,774
Glimcher Realty Trust	471,800	4,925,592
Macerich Co.	358,100	22,793,065
		32,350,431
TOTAL SHOPPING CENTER		51,082,357

	Number
	of Shares	Value

SPECIALTY 2.3%
Entertainment Properties Trust	148,000	$8,098,560
TOTAL COMMON STOCK (Identified cost—$343,239,395)		487,513,635
PREFERRED SECURITIES—$25 PAR VALUE 26.5%
BANK 1.5%
PNC Capital Trust E, 7.75%	67,025	1,370,661
Wells Fargo Capital XII, 7.875%	58,000	1,389,680
Wells Fargo Capital XIV, 8.625%, due 9/14/68	100,000	2,510,000
		5,270,341
BANK—FOREIGN 0.6%
Barclays Bank PLC, 8.125%	65,350	1,117,485
Deutsche Bank Contingent Capital Trust V, 8.05%	60,000	1,212,000
		2,329,485
INSURANCE-MULTI-LINE-FOREIGN 0.3%
ING Groep N.V., 7.375%	80,000	1,120,000

INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Telephone & Data Systems, 7.60%, Series A	100,000	1,649,000

REAL ESTATE 23.6%
DIVERSIFIED 1.7%
Capital Lease Funding, 8.125%, Series A	17,200	299,968
Duke Realty Corp., 6.625%, Series J(c)	112,100	1,572,763
Duke Realty Corp., 7.25%, Series N	78,000	1,152,840
Duke Realty Corp., 8.375%, Series O	48,300	893,067
iStar Financial, 7.65%, Series G	50,400	249,480
iStar Financial, 7.50%, Series I	23,025	113,513
Lexington Realty Trust, 7.55%, Series D	140,000	1,855,000
		6,136,631
HEALTH CARE 0.7%
Health Care REIT, 7.625%, Series F	114,900	2,441,625

HOTEL 2.2%
Ashford Hospitality Trust, 8.45%, Series D(c)	149,325	1,642,575

	Number
	of Shares	Value

Hospitality Properties Trust, 7.00%, Series C	98,000	$1,171,100
LaSalle Hotel Properties, 7.25%, Series G	90,300	1,228,080
Strategic Hotels & Resorts, 8.50%, Series A	70,000	854,000
Strategic Hotels & Resorts, 8.25%, Series B	21,800	250,700
Strategic Hotels & Resorts, 8.25%, Series C	98,000	1,225,000
Sunstone Hotel Investors, 8.00%, Series A	93,500	1,370,710
		7,742,165
MORTGAGE 0.1%
Anthracite Capital, 8.25%, Series D	575	5,244
NorthStar Realty Finance Corp., 8.25%, Series B	36,200	330,144
		335,388
NET LEASE COMPANY 0.6%
Realty Income Corp., 6.75%, Series E	107,800	2,021,250

OFFICE 3.5%
BioMed Realty Trust, 7.375%, Series A(c)	160,000	2,852,800
Brandywine Realty Trust, 7.375%, Series D(c)	86,700	1,226,805
Corporate Office Properties Trust, 7.625%, Series J(c)	142,100	3,053,729
Cousins Properties, 7.50%, Series B	139,200	2,366,400
HRPT Properties Trust, 8.75%, Series B	14,529	248,446
HRPT Properties Trust, 7.125%, Series C	68,500	1,113,125
SL Green Realty Corp., 7.625%, Series C	50,000	856,500
SL Green Realty Corp., 7.875%, Series D	59,700	1,022,064
		12,739,869
OFFICE/INDUSTRIAL 1.4%
PS Business Parks, 7.00%, Series H	70,000	1,216,600
PS Business Parks, 7.375%, Series O	235,200	3,949,008
		5,165,608
RESIDENTIAL—APARTMENT 3.1%
Apartment Investment & Management Co., 9.375%, Series G	52,800	1,135,200
Apartment Investment & Management Co., 8.00%, Series T	83,861	1,488,533
Apartment Investment & Management Co., 7.75%, Series U	182,700	3,178,980
Associated Estates Realty Corp., 8.70%, Series B(c)	60,800	1,231,200

	Number
	of Shares	Value

Mid-America Apartment Communities, 8.30%, Series H	103,600	$2,175,600
UDR, 6.75%, Series G	107,250	1,973,400
		11,182,913
SELF STORAGE 5.5%
Public Storage, 6.75%, Series E	120,500	2,042,475
Public Storage, 7.25%, Series I	200,000	3,876,000
Public Storage, 7.25%, Series K	258,942	4,829,268
Public Storage, 6.75%, Series L	248,000	4,285,440
Public Storage, 6.625%, Series M	176,600	3,090,500
Public Storage, 6.50%, Series W	100,000	1,630,000
		19,753,683
SHOPPING CENTER 4.3%
COMMUNITY CENTER 2.7%
Kimco Realty Corp., 7.75%, Series G(c)	275,338	5,619,649
National Retail Properties, 7.375%, Series C	26,200	524,000
Regency Centers Corp., 7.25%, Series D	60,000	1,095,600
Urstadt Biddle Properties, 8.50%, Series C ($100 par value)(d)	16,000	1,484,000
Weingarten Realty Investors, 6.50%, Series F	50,000	900,000
		9,623,249
REGIONAL MALL 1.6%
CBL & Associates Properties, 7.75%, Series C(c)	50,000	765,000
CBL & Associates Properties, 7.375%, Series D(c)	223,198	3,214,051
Simon Property Group, 8.375%, Series J ($50 par value)(d)	33,800	1,907,672
		5,886,723
TOTAL SHOPPING CENTER		15,509,972
SPECIALTY 0.5%
Digital Realty Trust, 8.50%, Series A	65,900	1,235,625

	Number
	of Shares	Value

Digital Realty Trust, 7.875%, Series B	35,500	$681,600
		1,917,225
TOTAL REAL ESTATE		84,946,329
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$135,654,798)		95,315,155

PREFERRED SECURITIES—CAPITAL SECURITIES 3.0%
BANK 2.1%
Bank of America Corp., 8.125%, due 12/29/49	3,000,000	2,427,570
Citigroup, 8.40%, due 4/30/49	3,000,000	2,045,730
JPMorgan Chase, 7.90%, due 4/29/49	3,750,000	3,165,491
		7,638,791
INSURANCE 0.4%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(e)	2,000,000	1,210,322

PIPELINES 0.5%
Enterprise Products Operating LP, 8.375%, due 8/1/66	2,000,000	1,856,520
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$13,579,546)		10,705,633

	Principal
	Amount

CORPORATE BONDS 1.1%
FINANCE 0.7%
Wells Fargo Capital XV, 9.75%, due 12/26/49, (FRN)	$2,500,000	2,427,333

INSURANCE-LIFE/HEALTH INSURANCE 0.4%
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(e)	2,000,000	1,442,414
TOTAL CORPORATE BONDS (Identified cost—$4,471,441)		3,869,747

	Number
	of Shares	Value

SHORT-TERM INVESTMENTS 14.9%
MONEY MARKET FUNDS 7.4%
Dreyfus Treasury Cash Management Fund, 0.94% (f)	18,300,000	$18,300,000
Federated U.S. Treasury Cash Reserves Fund, 0.99% (f)	8,300,000	8,300,000
		26,600,000

		Principal
		Amount

U.S. TREASURY OBLIGATIONS 7.5%
United States Treasury Bill, 0.01%, due 10/02/08		$12,000,000	11,999,983
United States Treasury Bill, 0.01%, due 10/09/08		15,000,000	14,998,027
			26,998,010
Total SHORT-TERM INVESTMENTS (Identified cost—$53,598,010)			53,598,010

TOTAL INVESTMENTS (Identified cost—$550,543,190)	181.1%		651,002,180

LIABILITIES IN EXCESS OF OTHER ASSETS	(44.9)%		(161,445,616)

LIQUIDATION VALUE OF PREFERRED SHARES	(36.2)%		(130,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES
(Equivalent to $13.52 per share based on $26,601,508 shares of common stock outstanding)	100.0%		$359,556,564

Glossary of Portfolio Abbreviations

FRN	Floating Rate Note
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	125,000 shares segregated as collateral for interest rate swap transactions.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors. Aggregate fair value securities represent 1.8% of net assets applicable to common shares of the fund.

(c)	A portion or all of the security is held in connection with the revolving credit agreement: $339,900,006 has been pledged as collateral.
(d)	Illiquid security. Aggregate holdings equal 0.9% of net assets applicable to common shares of the fund.
(e)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 0.8% of net assets applicable to common shares.
(f)	Rate quoted represents the seven day yield of the Fund.

Interest rate swaps outstanding at September 30, 2008 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Appreciation/(Depreciation)
Merrill Lynch Derivative Products AG	$14,500,000	3.995%	3.188%	October 22, 2009	$(116,208)
Merrill Lynch Derivative Products AG	$33,000,000	3.600%	3.709%	January 29, 2014	717,845
Royal Bank of Canada	$30,000,000	4.838%	2.486%	December 2, 2010	(937,695)
Royal Bank of Canada	$35,000,000	3.615%	2.488%	January 16, 2013	390,775
Salomon Swapco Inc.	$19,125,000	4.080%	2.748%	December 18, 2009	(184,001)
Salomon Swapco Inc.	$31,250,000	5.824%	3.704%	July 30, 2011	(1,868,418)

					$(1,997,702)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2008.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at value:

		Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$651,002,180	$573,059,699	$77,942,481	$—
Other Financial Instruments*	$(1,997,702)	$	$(1,997,702)	$—
Total	$649,004,478	$573,059,699	$75,944,779	$—

* Other financial instruments include interest rate swap contracts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of December 31, 2007	$9,548,000
Realized gain (loss)	731,891
Change in unrealized appreciation (depreciation)	190,300
Net purchases (sales)	(10,470,191)
Balance as of September 30, 2008	$—

Note 2. Income Tax Information

As of September 30, 2008, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$174,020,563
Gross unrealized depreciation	(73,561,573)
Net unrealized appreciation	$100,458,990

Cost for federal income tax purposes	$550,543,190

Item 2. Controls and Procedures

(a)                                The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                               During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: November 26, 2008